Schedule of reconciliation of income tax credit (Details) - USD ($)	11 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Loss before tax	$ (18,503)
Income tax credit/(expense)
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Loss before tax		$ (2,529,176)	$ (2,398,575)
Taxation at statutory rate of 24% (2024: 24%)		(607,002)	(575,658)
Non-taxable income			(1,089)
Expenses not deductible		275,376	500,620
Utilisation of deferred tax assets previously not recognised		(14,255)	(128,509)
Deferred tax assets not recognised		441,443	197,222
Income tax credit/(expense)		$ 95,562	$ (7,414)